Employee Benefit Plans - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ (478)	$ (267)
Interest income	(24)	(10)
Administration fees disbursements	(15)	(8)
Exchange differences	(2)	24
End of period	(490)	(478)
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,337	3,790
Interest income	117	92
Return on plan assets excluding amounts included in interest income	70	(1,244)
Contributions by employer	32	32
Contributions by employees	4	4
Benefits paid	(170)	(221)
Administration fees disbursements	(15)	(7)
Exchange differences	46	(146)
Other	0	37
End of period	2,421	2,337
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(9)
Administration fees disbursements	(15)	(7)
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	2,337	3,790
Interest income	117	92
Return on plan assets excluding amounts included in interest income	70	(1,244)
Contributions by employer	6	4
Contributions by employees	2	2
Benefits paid	(142)	(191)
Administration fees disbursements	(15)	(7)
Exchange differences	46	(146)
Other	0	37
End of period	2,421	2,337
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(12)	(8)
Administration fees disbursements		(1)
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	22	22
Benefits paid	(22)	(22)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	(81)	(96)
Interest income	(3)	(2)
Exchange differences	0	(1)
End of period	(72)	(81)
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	4	6
Contributions by employees	2	2
Benefits paid	$ (6)	$ (8)